Document and Entity Information	Total
Document and Entity Information:
Registrant Name	VOYAGEUR TAX FREE FUNDS
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Amendment Flag	false
Central Index Key	0000733362
DocumentEffectiveDate	Dec. 27, 2019
DocumentCreationDate	Dec. 26, 2019
Delaware Tax-Free Minnesota Fund | Class A
Document and Entity Information:
Trading Symbol	DEFFX
Delaware Tax-Free Minnesota Fund | Class C
Document and Entity Information:
Trading Symbol	DMOCX
Delaware Tax-Free Minnesota Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DMNIX